Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 660		$ 660		$ 433
Less: accumulated depreciation	(305)		(305)		(188)
Investment	355		355		245
Depreciation and amortization	100	$ 100	123	$ 84
Lab equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	304		304		130
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	313		313		260
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	37		37		37
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6		$ 6		$ 6